Summary Of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Summary Of Accounting Policies [Line Items]
Investments in publicly-traded companies carried at fair value if ownership is less than percent threshold	20.00%
Investments in nonpublicly-traded companies carried at cost if ownership is less than percent threshold	20.00%
Raw materials and work in process	$ 1,217,000,000	$ 1,378,000,000
Finished products	678,000,000	747,000,000
Total inventories	1,895,000,000	2,125,000,000
Land	278,000,000	268,000,000
Buildings	1,965,000,000	2,103,000,000
Machinery and equipment	6,440,000,000	6,193,000,000
Construction in progress	409,000,000	370,000,000
Property, plant and equipment, at costs	9,092,000,000	8,934,000,000
Less: Accumulated depreciation	5,487,000,000	5,425,000,000
Property, plant and equipment, net	3,605,000,000	3,509,000,000
Percentage of product warranty expenses on sales	1.00%
Percentage of revenue from multiple deliverable arrangements	10.00%
General duration of hedge positions is equal to or less than (in years)	2 years
Undistributed earnings of non-U.S. subsidiaries	7,100,000,000
Foreign currency translation credits	504,000,000	466,000,000
Pension and postretirement charges	(692,000,000)	(1,213,000,000)
Accumulated Other Comprehensive Income Loss From Cash Flow Hedges And Other Net Of Tax	$ (1,000,000)	$ 16,000,000
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	50.00%
Warranty period (in years)	2 years
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Investments accounted for by the equity method if ownership percentange is percent threshold	20.00%
Warranty period (in years)	1 year
Building [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Building [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machinery and Equipment [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery and Equipment [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	8 years